24. POST-EMPLOYMENT OBLIGATIONS (Details 9) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 627	R$ 925
Non convertible debentures issued by the company [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	338	398
Shares issued by the company [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	4	24
Real estate properties of the foundation occupied by the company [member]
Disclosure of fair value of plan assets [line items]
Assets of the pension plan	R$ 285	R$ 503